Document And Entity Information	Nov. 19, 2021
Document Information Line Items
Entity Registrant Name	CLS HOLDINGS USA, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001522222
Document Period End Date	Nov. 19, 2021
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55546
Entity Tax Identification Number	45-1352286
Entity Address, Address Line One	11767 South Dixie Highway, Suite 115
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	(888)
Local Phone Number	438-9132
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE